Real Estate Debt Investments (Details 6) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 loan	Mar. 31, 2012 loan	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Troubled Debt Restructurings
Number of loans modified during the period (loans)			1	5
Carrying value of loans modified during the period			$ 50,905,000	$ 47,922,000
Original W A Interest Rate (as a percent)			10.85%	3.25%
Modified W A Interest Rate (as a percent)			0.00%	2.04%
First mortgage loans
Troubled Debt Restructurings
Financing Receivable Modifications Made Number of Contracts		1
Mortgage Loans on Real Estate Modified Pre Modification Recorded Investment		6,000,000
Number of loans modified during the period (loans)			0	3
Carrying value of loans modified during the period			0	35,241,000
Original W A Interest Rate (as a percent)			0.00%	3.52%
Modified W A Interest Rate (as a percent)			0.00%	2.78%
Mezzanine loans
Troubled Debt Restructurings
Financing Receivable Modifications Made Number of Contracts		1
Number of loans modified during the period (loans)	1		1	1
Carrying value of loans modified during the period	50,905,000		50,905,000	12,681,000
Original W A Interest Rate (as a percent)	10.85%		10.85%	2.50%
Modified W A Interest Rate (as a percent)	10.85%		0.00%	0.00%
Subordinate interests
Troubled Debt Restructurings
Number of loans modified during the period (loans)			0	1
Carrying value of loans modified during the period			$ 0	$ 0
Original W A Interest Rate (as a percent)			0.00%	3.35%
Modified W A Interest Rate (as a percent)			0.00%	3.00%
Modified into mezzanine loan [Member] | Mezzanine loans
Troubled Debt Restructurings
Spread over floating interest rate (as a percent)				10.00%
Preferred Equity Interest [Member] | Modified into subordinate mortgage interest [Member]
Troubled Debt Restructurings
Fixed Rate (as a percent)				7.00%